INCOME TAXES (Details 5) - Canada - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Tax losses - gross	$ 251,967	$ 220,039
Tax benefit at tax rate of 26% - 27%	68,263	59,578
Set-off against deferred tax liabilities	(16,910)	(16,943)
Total tax loss assets not recognized	51,353	42,635
Tax credits	1,126	1,126
Total tax credit assets not recognized	$ 1,126	$ 1,126